RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

Due to Officers/Founders:

Due to the limited funding of Quoin Inc. prior to the consummation of the Merger, the compensation, including salary, office and car allowances and other benefits, due to Dr. Myers and Ms. Carter under their respective employment agreements, as well as reimbursement of expenses and other amounts paid to third parties on behalf of Quoin Inc., were accrued as indebtedness to Dr. Myers and Ms. Carter. Following the closing of the Merger, Quoin Inc. began making payments of $25,000 per month to each of Dr. Myers and Ms. Carter to repay the above-described non-interest-bearing indebtedness. The Company repaid $75,000 and $75,000 of such indebtedness to Dr. Myers and $200,000 and $75,000 to Ms. Carter in the three months ended September 30, 2023 and 2022, respectively. The Company repaid $225,000 and $225,000 of such indebtedness to Dr. Myers and $225,000 and $225,000 to Ms. Carter in the nine months ended September 30, 2023 and 2022, respectively.

As of September 30, 2023, approximately $2,034,000 and $1,640,000 of such indebtedness was outstanding to Dr. Myers and Ms. Carter, respectively.

Amounts due to officers at September 30, 2023 and December 31, 2022 consisted of the following:

	September 30,	December 31,
	2023	2022
Salaries and other compensation	$3,673,733	$4,108,500
Invoices paid on behalf of the Company	—	15,232
Total	$3,673,733	$4,123,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,073,733	$3,523,733

Expenses:

Research and development expense, incurred in the three months ended September 30, 2023 and 2022, was $0 and $12,000 and $12,000 and $36,000 in the nine months ended September 30, 2023 and 2022, respectively, for payments to the CEO Dr. Myers’ son, who had been consulting for the Company on research and development matters from time to time. As of March 31, 2023, Dr. Myers’ son no longer provided consulting services to the Company.

Interest Payable:

See Note 4 for interest payable on the 2020 Notes.

NOTE 12 – RELATED PARTY TRANSACTIONS

Employment Agreements and Due to Officers/Founders:

Due to the limited funding of Quoin Inc. prior to the consummation of the Merger, the compensation, including salary, office and car allowances and other benefits, due to Dr. Myers and Ms. Carter under their respective employment agreements, as well as reimbursement of expenses and other amounts paid by Dr. Myers and Ms. Carter to third parties on behalf of Quoin Inc., were not paid by Quoin Inc. to Dr. Myers and Ms. Carter, and were accrued as indebtedness to Dr. Myers and Ms. Carter. Following the closing of the Merger, Quoin Inc. began making payments of $25,000 per month to each of Dr. Myers and Ms. Carter to repay the above-described non-interest-bearing indebtedness. The Company repaid $300,000 and $125,000 of such indebtedness to Dr. Myers and $300,000 and $160,000 to Ms. Carter in the year ending December 31, 2022 and 2021, respectively. As of December 31, 2022, approximately $2,259,000 and $1,865,000 of such indebtedness was outstanding to Dr. Myers and Ms. Carter, respectively.

Amounts due to officers at December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,
	2022	2021
Salaries and other compensation	$4,108,500	$4,108,500
Invoices paid on behalf of the Company	15,232	615,232
Total	$4,123,732	$4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,523,733	$4,123,732

Expenses:

In 2021, the Company paid $100,000 of consulting expenses to a company controlled by Dennis Langer, our director, and approximately $48,000 and $8,000 were paid during the years ended December 31, 2022 and 2021, respectively, to Dr. Myers’ son, who has been consulting for the Company on research and development matters from time to time.